Operating Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Financial Information of Operating Segment [Abstract]
Net interest income	$ 45,301	$ 43,527	$ 42,800
Provision (reversal of provision) for credit losses	2,442	1,395	2,309	$ 7,217	$ 7,899
Noninterest income	40,756	40,820	40,980
Noninterest expense	49,974	49,037	48,842
Income before income tax expense	33,641	33,915	32,629
Income tax expense (benefit)	10,365	10,307	10,405
Net income before noncontrolling interests	23,276	23,608	22,224
Less: Net income from noncontrolling interests	382	551	346
Wells Fargo net income	22,894	23,057	21,878
Average loans	885,400	834,400
Average assets	1,742,900	1,593,300
Average deposits	$ 1,194,100	1,114,100
Operating Segment (Textual) [Abstract]
Number of reportable operating segments | segment	3
Annual sales of small business community banking customers (up to $5 million)	$ 5
Annual sales of wholesale banking customers (in excess of $5 million)	5
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	29,242	27,999	27,123
Provision (reversal of provision) for credit losses	2,427	1,796	2,841
Noninterest income	20,099	20,159	20,556
Noninterest expense	26,981	26,290	27,090
Income before income tax expense	19,933	20,072	17,748
Income tax expense (benefit)	6,202	6,049	5,442
Net income before noncontrolling interests	13,731	14,023	12,306
Less: Net income from noncontrolling interests	240	337	159
Wells Fargo net income	13,491	13,686	12,147
Average loans	475,900	468,800
Average assets	910,000	853,200
Average deposits	654,400	614,300
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	14,350	14,073	14,353
Provision (reversal of provision) for credit losses	27	(382)	(521)
Noninterest income	11,554	11,325	11,494
Noninterest expense	14,116	13,831	13,077
Income before income tax expense	11,761	11,949	13,291
Income tax expense (benefit)	3,424	3,540	4,364
Net income before noncontrolling interests	8,337	8,409	8,927
Less: Net income from noncontrolling interests	143	210	175
Wells Fargo net income	8,194	8,199	8,752
Average loans	397,300	355,600
Average assets	724,900	636,500
Average deposits	438,900	404,000
Wealth And Investment Management [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	3,478	3,032	2,797
Provision (reversal of provision) for credit losses	(25)	(50)	(16)
Noninterest income	12,299	12,237	11,533
Noninterest expense	12,067	11,993	11,486
Income before income tax expense	3,735	3,326	2,860
Income tax expense (benefit)	1,420	1,262	1,082
Net income before noncontrolling interests	2,315	2,064	1,778
Less: Net income from noncontrolling interests	(1)	4	12
Wells Fargo net income	2,316	2,060	1,766
Average loans	60,100	52,100
Average assets	192,800	186,100
Average deposits	172,300	163,500
Other [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(1,769)	(1,577)	(1,473)
Provision (reversal of provision) for credit losses	13	31	5
Noninterest income	(3,196)	(2,901)	(2,603)
Noninterest expense	(3,190)	(3,077)	(2,811)
Income before income tax expense	(1,788)	(1,432)	(1,270)
Income tax expense (benefit)	(681)	(544)	(483)
Net income before noncontrolling interests	(1,107)	(888)	(787)
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income	(1,107)	(888)	$ (787)
Average loans	(47,900)	(42,100)
Average assets	(84,800)	(82,500)
Average deposits	$ (71,500)	$ (67,700)